OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	$ 39.4	$ 30.5
Allowances	(5.5)	(3.1)
Other non-current assets, net	33.9	27.4
Loans and contractual receivables
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	27.5	27.0
Sublease receivables
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	7.8	0.0
Guarantee deposits
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	3.1	3.4
Other
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	$ 1.0	$ 0.1